INVESTMENT PROPERTIES - Amounts recognized in the statement of income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVESTMENT PROPERTIES
Income from rentals	$ 139,021	$ 125,494	$ 85,507
Operating expenses due to:
Investment properties that generated income through rentals	15,331	16,012	15,669
Investment properties that did not generate income through rentals	$ 10,050	$ 6,004	$ 2,183